Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Ownership interest	8.75%	8.25%
FDIC insured limit		$ 250,000
Allowance for credit loss	$ 0	0	$ 0
Investments			$ 200,000
Investment of company shares			280,903
Depreciation		25,345	$ 28,891
Accumulated depreciation		$ 100,733	86,989
Finite lived intangible asset, useful life		5 years
Capitalized cost		$ 137,565	201,436
Impairment charge		1,515,000	1,224,671
Goodwill impairment		$ 1,515,000	21,722,213
Negative carrying amount of allocated goodwill.			858,819
Monthly salary percentage		8.33%
Other current liabilities from discontinued operations		$ 342,000	366,000
Deposits		279,000	284,000
General, and administrative expenses		$ 285,673	$ 284,625
Shares of warrants		83,334
Advertising and marketing expenses		$ 459,976
Stock options		2,889,124
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Shares of warrants		4,003,593
Dividend paid in shares		124,810
Series A One [Member]
Property, Plant and Equipment [Line Items]
Dividend paid in shares		66,303
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful life		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful life		10 years
Quintar Inc [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage			1.12%
MTS Merger [Member]
Property, Plant and Equipment [Line Items]
Ownership interest		86.00%